Other Assets (Details) (USD $)	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Other current assets
Research & development grant receivable	$ 680,048	$ 401,852	$ 602,834
Insurance claim receivable	172,572	269,556	528,280
Prepayment	76,083	66,922	30,551
Deferred compensation	216,811
Other assets	353,977	82,396	68,938
Total other assets, Current	1,499,491	817,048	1,230,603
Other non current assets
Deferred payment processing cost		50,000
Prepaid gift card establishment fees		45,973
Total other asset, Non current		$ 45,973